Schedule of Investments (unaudited)
January 31, 2025
 ClearBridge International Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 3.6%
Diversified Telecommunication Services — 1.7%
Cellnex Telecom SA	76,706	$2,569,129 (a)
Entertainment — 1.1%
Toho Co. Ltd.	38,400	1,730,571 (a)
Interactive Media & Services — 0.8%
Tencent Holdings Ltd., ADR	23,750	1,259,225

Total Communication Services		5,558,925
Consumer Discretionary — 9.0%
Diversified Consumer Services — 0.7%
New Oriental Education & Technology Group Inc., ADR	21,257	1,036,491
Hotels, Restaurants & Leisure — 4.9%
Arcos Dorados Holdings Inc., Class A Shares	166,262	1,288,531
Compass Group PLC	138,000	4,754,706 (a)
Lottomatica Group SpA	28,687	439,029 (a)
TravelSky Technology Ltd., Class H Shares	1,042,247	1,284,291 (a)
Total Hotels, Restaurants & Leisure		7,766,557
Household Durables — 1.8%
Bellway PLC	24,660	796,023 (a)
Sony Group Corp.	92,000	2,030,380 (a)
Total Household Durables		2,826,403
Specialty Retail — 1.6%
Industria de Diseno Textil SA	46,682	2,533,927 (a)

Total Consumer Discretionary		14,163,378
Consumer Staples — 5.8%
Beverages — 2.3%
Anheuser-Busch InBev SA/NV	42,791	2,108,586 (a)
Coca-Cola Femsa SAB de CV, ADR	18,312	1,437,309
Total Beverages		3,545,895
Food Products — 1.6%
Danone SA	35,650	2,497,103 (a)
Personal Care Products — 1.9%
Unilever PLC	53,027	3,037,230 (a)

Total Consumer Staples		9,080,228
Energy — 5.1%
Energy Equipment & Services — 0.7%
Noble Corp. PLC	32,000	1,025,600
Oil, Gas & Consumable Fuels — 4.4%
Shell PLC	122,364	4,017,791 (a)
TotalEnergies SE	49,558	2,871,001 (a)
Total Oil, Gas & Consumable Fuels		6,888,792

Total Energy		7,914,392
Financials — 22.9%
Banks — 17.5%
Banco Bilbao Vizcaya Argentaria SA	165,190	1,880,680 (a)
BAWAG Group AG	37,239	3,366,312 *(a)
BNP Paribas SA	37,183	2,539,959 (a)
See Notes to Schedule of Investments.

ClearBridge International Value Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge International Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Intesa Sanpaolo SpA	125,600	$543,638 (a)
KBC Group NV	35,179	2,698,503 (a)
Lloyds Banking Group PLC	6,288,200	4,834,781 (a)
Mitsubishi UFJ Financial Group Inc.	402,200	5,086,381 (a)
Piraeus Financial Holdings SA	281,515	1,273,701 (a)
Rakuten Bank Ltd.	102,500	3,146,383 *(a)
Shinhan Financial Group Co. Ltd.	61,255	2,133,745 (a)
Total Banks		27,504,083
Insurance — 5.4%
AIA Group Ltd.	243,025	1,708,502 (a)
AXA SA	94,477	3,584,189 (a)
Willis Towers Watson PLC	9,655	3,181,950
Total Insurance		8,474,641

Total Financials		35,978,724
Health Care — 10.0%
Biotechnology — 0.1%
Akeso Inc.	21,000	164,349 *(a)
Health Care Equipment & Supplies — 1.4%
Olympus Corp.	145,500	2,208,108 (a)
Life Sciences Tools & Services — 2.0%
Gerresheimer AG	23,930	1,676,064 (a)
ICON PLC	7,298	1,452,886 *
Total Life Sciences Tools & Services		3,128,950
Pharmaceuticals — 6.5%
AstraZeneca PLC	18,200	2,554,836 (a)
Hikma Pharmaceuticals PLC	67,833	1,927,713
Sanofi SA	40,945	4,449,984 (a)
UCB SA	6,360	1,237,359 (a)
Total Pharmaceuticals		10,169,892

Total Health Care		15,671,299
Industrials — 21.9%
Aerospace & Defense — 2.7%
Airbus SE	24,157	4,178,473 (a)
Electrical Equipment — 5.3%
Nexans SA	24,590	2,399,373 (a)
Schneider Electric SE	12,089	3,066,070 (a)
Sensata Technologies Holding PLC	35,061	952,257
Siemens Energy AG	32,400	1,927,712 *(a)
Total Electrical Equipment		8,345,412
Industrial Conglomerates — 6.3%
Hitachi Ltd.	196,825	4,948,267 (a)
Siemens AG, Registered Shares	22,600	4,844,898 (a)
Total Industrial Conglomerates		9,793,165
Machinery — 3.7%
CNH Industrial NV	198,660	2,558,741
GEA Group AG	35,609	1,879,339 (a)
See Notes to Schedule of Investments.

ClearBridge International Value Fund 2025 Quarterly Report

 ClearBridge International Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
THK Co. Ltd.	55,800	$1,376,368 (a)
Total Machinery		5,814,448
Professional Services — 1.0%
Bureau Veritas SA	50,833	1,588,615 (a)
Trading Companies & Distributors — 2.9%
Brenntag SE	28,277	1,779,187 (a)
Marubeni Corp.	189,620	2,819,188 (a)
Total Trading Companies & Distributors		4,598,375

Total Industrials		34,318,488
Information Technology — 11.3%
Electronic Equipment, Instruments & Components — 1.6%
Murata Manufacturing Co. Ltd.	159,300	2,502,731 (a)
IT Services — 3.7%
Capgemini SE	7,825	1,421,931 (a)
Fujitsu Ltd.	228,100	4,411,400 (a)
Total IT Services		5,833,331
Semiconductors & Semiconductor Equipment — 2.0%
Infineon Technologies AG	49,965	1,642,775 (a)
SK Hynix Inc.	10,400	1,400,148 (a)
Total Semiconductors & Semiconductor Equipment		3,042,923
Software — 2.2%
SAP SE	12,564	3,462,315 (a)
Technology Hardware, Storage & Peripherals — 1.8%
Samsung Electronics Co. Ltd.	80,635	2,879,776 (a)

Total Information Technology		17,721,076
Materials — 6.1%
Chemicals — 0.5%
BASF SE	16,997	818,877 (a)
Construction Materials — 2.5%
Holcim AG	39,540	3,962,858 *(a)
Metals & Mining — 3.1%
Anglo American PLC	53,919	1,578,813 (a)
Glencore PLC	406,059	1,754,358 *(a)
Teck Resources Ltd., Class B Shares	36,200	1,478,786
Total Metals & Mining		4,811,957

Total Materials		9,593,692
Real Estate — 1.2%
Real Estate Management & Development — 1.2%
Daito Trust Construction Co. Ltd.	18,028	1,931,747 (a)

Utilities — 2.4%
Multi-Utilities — 1.9%
National Grid PLC	251,475	3,050,707 (a)
Water Utilities — 0.5%
United Utilities Group PLC	60,630	766,068 (a)

Total Utilities		3,816,775
Total Investments before Short-Term Investments (Cost — $120,527,377)		155,748,724
See Notes to Schedule of Investments.

ClearBridge International Value Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge International Value Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%	339,289	$339,289 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.257%	339,289	339,289 (b)(c)

Total Short-Term Investments (Cost — $678,578)			678,578
Total Investments — 99.7% (Cost — $121,205,955)			156,427,302
Other Assets in Excess of Liabilities — 0.3%			427,690
Total Net Assets — 100.0%			$156,854,992

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2025, the total market value of investments in Affiliated Companies was $339,289 and the cost was $339,289 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge International Value Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge International Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge International Value Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$1,259,225	$4,299,700	—	$5,558,925
Consumer Discretionary	2,325,022	11,838,356	—	14,163,378
Consumer Staples	1,437,309	7,642,919	—	9,080,228
Energy	1,025,600	6,888,792	—	7,914,392
Financials	3,181,950	32,796,774	—	35,978,724
Health Care	3,380,599	12,290,700	—	15,671,299
Industrials	3,510,998	30,807,490	—	34,318,488
Materials	1,478,786	8,114,906	—	9,593,692
Other Common Stocks	—	23,469,598	—	23,469,598
Total Long-Term Investments	17,599,489	138,149,235	—	155,748,724
Short-Term Investments†	678,578	—	—	678,578
Total Investments	$18,278,067	$138,149,235	—	$156,427,302

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2025. The following transactions were effected in such company for the period ended January 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,031,400	$4,920,874	4,920,874	$5,612,985	5,612,985

ClearBridge International Value Fund 2025 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$10,401	—	$339,289

ClearBridge International Value Fund 2025 Quarterly Report